PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2011	2010
Land and land improvements	$41,160	$35,487
Buildings	104,835	99,823
Furniture and fixtures	57,857	54,384
Leasehold improvements	11,526	9,160
Construction in progress	13,502	3,951
	228,880	202,805

Less accumulated depreciation and amortization	90,784	84,328
Total	$138,096	$118,477

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	First Financial's future minimum lease payments for operating leases are as follows:

(Dollars in thousands)	December 31, 2011
2012	$8,155
2013	7,295
2014	6,302
2015	5,774
2016	4,744
Thereafter	22,955
Total	$55,225